Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

19. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The changes in our carrying amount of goodwill for the years ended December 31, 2012 and 2011 by operating segment are as follows:

			Generation
	Utility	AEP River	and	AEP
	Operations	Operations	Marketing	Consolidated
	(in millions)
Balance as of December 31, 2010	$37	$39	$-	$76
Impairment Losses	-	-	-	-
Balance as of December 31, 2011	37	39	-	76
Acquired Goodwill	-	-	15	15
Impairment Losses	-	-	-	-
Balance as of December 31, 2012	$37	$39	$15	$91

In the fourth quarters of 2012 and 2011, we performed our annual impairment tests. The fair values of the operations with goodwill were estimated using cash flow projections and other market value indicators. There were no goodwill impairment losses. We do not have any accumulated impairment on existing goodwill.

During 2012, the increase in goodwill of $15 million was due to the acquisition of BlueStar.

Other Intangible Assets

Acquired intangible assets subject to amortization were $24 million as of December 31, 2012, net of accumulated amortization and are included in Deferred Charges and Other Noncurrent Assets on the balance sheets. As of December 31, 2011, all acquired intangible assets had been fully amortized. During 2012, as a result of the acquisition of BlueStar, we acquired intangible assets associated with sales contracts and customer accounts of $58 million. The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31,
		2012		2011
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$-	$-	$2	$2
Purchased Technology	10	-	-	11	11
Acquired Customer Contracts	5	58	34	-	-
Total		$58	$34	$13	$13

Amortization of intangible assets was $34 million, $1 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Our estimated total amortization is $13 million, $6 million, $3 million and $2 million for 2013, 2014, 2015 and 2016, respectively.